EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
19.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the years ended:

	Years ended December 31,
	2014	2015	2016
Net income (loss):
Income (loss) from continuing operations	$29,790	$(223,177)	$(194,053)
Income on discontinued operations, net of tax	30,288	1,520	8,701

Net income (loss)	60,078	(221,657)	(185,352)
Add: net loss attributable to noncontrolling interest	382	1,529	-

Net income (loss) attributable to Renren Inc. shareholders	$60,460	$(220,128)	$(185,352)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,059,446,436	1,019,378,556	1,022,664,396
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	8,185,273	7,857,646	4,512,567

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,067,631,709	1,027,236,202	1,027,176,963

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$0.03	$(0.22)	$(0.19)
Income per ordinary share from discontinued operations	$0.03	$0.00	$0.01

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$0.06	$(0.22)	$(0.18)

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	$0.03	$(0.22)	$(0.19)
Income per ordinary share from discontinued operations	$0.03	$0.00	$0.01

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$0.06	$(0.22)	$(0.18)

For the years ended December 31, 2015 and 2016, 71,934,546 and 142,517,623 stock options and 2,232,348 and 3,354,015 nonvested shares were excluded from the calculation of diluted weighted average number of common shares, respectively, as their effect was anti-dilutive.